December 15, 2016	Mark C. Amorosi mark.amorosi@klgates.com

T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: 1290 Funds – Post-Effective Amendment No. 34 to the Registration Statement on

Form N-1A (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to 1290 Convertible Securities Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 Global Talents Fund, 1290 High Yield Bond Fund, 1290 Low Volatility Global Equity Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and 1290 Unconstrained Bond Managers Fund (collectively, the “Funds”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment is being filed to (1) revise the fundamental investment policies of each Fund, except the 1290 Low Volatility Global Equity Fund, subject to shareholder approval sought pursuant to a proxy statement, which was filed in preliminary form on December 7, 2016, (2) change the name and principal investment strategy of the 1290 Low Volatility Global Equity Fund (formerly named 1290 Global Allocation Fund), and (3) reflect the redesignation of the Funds’ Class C shares as Class T shares. The Post-Effective Amendment is also being filed to include new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

The Post-Effective Amendment is scheduled to become effective on March 1, 2017 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by January 16, 2016. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Fatima Sulaiman at (202) 778-9082.

K&L GATES LLP

1601 K STREET N.W.    WASHINGTON   DC 20006

T +1 202 778 9000  F +1 202 778 9100 klgates.com

Page 2 December 15, 2016

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC

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